Document And Entity Information	12 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Central Index Key	0001937737
Amendment Description	AMENDMENT NO. 1
Document Type	F-4/A
Entity Registrant Name	MOOLEC SCIENCE SA
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	17, Boulevard F.W.
Entity Address, Address Line Two	RaiffeisenL-2411 Luxembourg
Entity Address, City or Town	Grand Duchy of Luxembourg
City Area Code	+352
Local Phone Number	26 49 65 65
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	+1
Local Phone Number	212 947 7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168